CANTOR FITZGERALD INFRASTRUCTURE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 56.5%
	COMMERCIAL SUPPORT SERVICES - 0.5%
9,257	Waste Management, Inc.	$ 2,118,187

	COMMUNICATION SERVICES - 2.8%
31,348	American Tower Corporation, Class A	6,928,535
24,769	SBA Communications Corporation, Class A	5,816,752
		12,745,287
	DATA CENTER REIT - 2.5%
64,379	Digital Realty Trust, Inc.	11,223,191

	ELECTRIC UTILITIES - 28.7%
207,111	AES Corporation (The)	2,178,808
25,912	American Electric Power Company, Inc.	2,688,629
22,320	CMS Energy Corporation	1,546,330
62,039	Constellation Energy Corporation	20,023,708
60,306	Dominion Energy, Inc.	3,408,495
7,442	DTE Energy Company	985,767
22,590	Duke Energy Corporation	2,665,620
9,083	Edison International	468,683
49,779	Enel - Societa per Azioni – ADR(a)	471,905
55,698	Entergy Corporation	4,629,618
75,320	Exelon Corporation	3,270,394
39,863	FirstEnergy Corporation	1,604,884
27,085	Iberdrola SA - ADR	2,085,003
21,135	National Grid plc - ADR	1,572,655
218,756	NextEra Energy, Inc.	15,186,042
88,310	NRG Energy, Inc.	14,180,820
26,323	Public Service Enterprise Group, Inc.	2,215,870
47,029	RWE AG - ADR	1,971,926
114,820	Sempra	8,699,911
114,962	Southern Company (The)	10,556,960
99,595	Transalta Corp.	1,074,630
129,740	Vistra Corporation	25,144,909
48,050	Xcel Energy, Inc.	3,272,205
		129,903,772

CANTOR FITZGERALD INFRASTRUCTURE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 56.5% (Continued)
	ENERGY - 13.8%
53,933	Cheniere Energy, Inc.	$ 13,133,764
52,674	DT Midstream, Inc.	5,789,399
152,423	Enbridge, Inc.	6,907,810
226,184	EQT Corporation	13,191,051
104,667	Schlumberger Ltd.	3,537,745
27,047	South Bow Corporation	700,788
134,082	TC Energy Corporation	6,541,861
89,500	Ultrapar Participacoes S.A. - ADR(a)	293,560
193,607	Williams Companies, Inc. (The)	12,160,456
		62,256,434
	GAS & WATER UTILITIES - 1.0%
18,228	American Water Works Company, Inc.	2,535,697
3,537	Atmos Energy Corporation	545,087
31,110	Essential Utilities, Inc.	1,155,425
9,252	NiSource, Inc.	373,226
		4,609,435
	MACHINERY - 0.9%
32,995	Xylem, Inc.	4,268,233

	OIL & GAS PRODUCERS - 0.5%
28,000	ONEOK, Inc.	2,285,640

	OIL & GAS SERVICES & EQUIPMENT - 0.4%
90,764	Halliburton Company	1,849,770

	RENEWABLE ENERGY - 0.2%
10,850	Enphase Energy, Inc.(a)	430,203
23,883	SolarEdge Technologies, Inc.(a)	487,213
		917,416
	SPECIALTY REIT - 0.7%
114,996	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,088,793

CANTOR FITZGERALD INFRASTRUCTURE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 56.5% (Continued)
	TRANSPORTATION & LOGISTICS - 4.5%
122,816	Canadian Pacific Kansas City Ltd.	$ 9,735,625
9,365	Grupo Aeroportuario del Centro Norte S.A.B. del centro norte – ADR	988,008
9,530	Grupo Aeroportuario del Sureste SAB de CV – ADR	3,038,831
28,328	Union Pacific Corporation	6,517,706
		20,280,170

	TOTAL COMMON STOCKS (Cost $206,783,426)	255,546,328

		Fair Value
	PRIVATE INVESTMENT FUNDS — 38.0%
	PRIVATE INVESTMENT FUNDS – 37.2%
	Aero Capital Solutions Fund IV LP(b)(c)(d)(e)(f)(g)	36,021,041
	Blackstone Infrastructure Partners IRH-G L.P. (b)(c)(d)(e)(g)	37,763,507
	DB Sunshine Holdings I, LP(b)(c)(d)(e)(g)	11,116,039
	DigitalBridge AI Infrastructure B, LP(a)(b)(c)(d)(g)	27,244,401
	DigitalBridge Credit (Onshore), LP(b)(c)(d)(e)(g)	2,967,390
	DigitalBridge Credit II (Onshore), LP(b)(c)(d)(e)(g)	9,503,805
	IPCC Fund L.P. (b)(c)(d)(e)(g)	3,613,744
	Irradiant Orchid Investors, LP(b)(c)(d)(e)(g)	4,509,071
	Manulife Infrastructure Fund III, L.P. (b)(c)(d)(e)(g)	6,985,009
	Nova Infrastructure Fund II(a)(b)(c)(d)(g)	3,029,930
	Peppertree Capital Fund VIII QP, LP(b)(c)(d)(e)(g)	16,158,467
	Peppertree Capital Fund X QP, LP(b)(c)(d)(e)(g)	2,287,133
	Rockland Power Partners IV, LP(b)(c)(d)(e)(f)(g)	7,152,333
		168,351,870

CANTOR FITZGERALD INFRASTRUCTURE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal		Interest Rate	Spread	Maturity	Fair Value
		PRIVATE INVESTMENT LOANS – 0.8%
$3,243,301	CoreWeave Compute Acquisition Co. IV, LLC (Delayed Draw Term Loan)(b)(c)(e)(g)(h)	10.32%	SOFR3M + 6%	05/16/2029	$ 3,261,581

		TOTAL PRIVATE INVESTMENTS (Cost $153,508,485)			171,613,451

Shares					Fair Value
		SHORT-TERM INVESTMENTS — 6.1%
		MONEY MARKET FUNDS - 6.1%
27,682,656		Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class, 4.24% (Cost $27,682,656)(i)			$ 27,682,656

		TOTAL INVESTMENTS – 100.6% (Cost $387,974,567)			$ 455,842,435
		LIABILITIES IN EXCESS OF OTHER ASSETS – (0.6%)			(2,685,161)
		NET ASSETS - 100.0%			$ 452,157,274

ADR	- American Depositary Receipt
LTD	- Private Limited Company
LP	- Limited Partnership
PLC	- Public Limited Company
SA	- Société Anonyme
SOFR3M	- United States 3 Month Secured Overnight Financing Rate

(a)	Non-income producing security.
(b)	Illiquid security. The total fair value of these securities as of June 30, 2025, was $171,613,451, representing 38.0% of net assets.
(c)	Restricted security.
(d)	Investment is valued using net asset value (or its equivalent) as a practical expedient. Total value of all such securities as of June 30, 2025, amounted to $168,351,870, which represents approximately 37.2% of the net assets of the Fund.
(e)	Investment has been committed to but has not been fully funded by the Fund at June 30, 2025.
(f)	All or a portion of this security is held by CF IIX Holdings LLC at June 30, 2025.
(g)	Investment does not allow redemptions or withdrawals except at the discretion of its general partner, manager or advisor.
(h)	The value of this security has been determined in good faith under the policies of the Board of Trustees.
(i)	Rate disclosed is the seven-day effective yield as of June 30, 2025.